Stockholders' Deficit (Details 1)	6 Months Ended
Jun. 30, 2018 $ / shares
Dividend rate	0.00%
Stock Option [Member]
Risk-free interest rate	2.26%
Expected volatility	182.00%
Conversion/ Exercise price	$ 0.001
Dividend rate	0.00%
Term (years)	5 years